Retirement-Related Benefits	12 Months Ended
Jan. 31, 2015
Retirement Related Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Retirement-Related Benefits
The Company offers a 401(k) plan for associates in the U.S. under which eligible associates can begin contributing to the plan immediately upon hire. The Company also offers a 401(k) type plan for associates in Puerto Rico under which associates can begin to contribute generally after one year of employment. Under these plans, after one year of employment, the Company matches 100% of participant contributions up to 6% of annual eligible earnings. The matching contributions immediately vest at 100% for each associate. Participants can contribute up to 50% of their pretax earnings, but not more than the statutory limits. Participants age 50 or older may defer additional earnings in catch-up contributions up to the maximum statutory limits.
Associates in international countries who are not U.S. citizens are covered by various defined contribution post-employment benefit arrangements. These plans are administered based upon the legislative and tax requirements in the countries in which they are established.
Additionally, the Company's subsidiaries in the United Kingdom and Japan have sponsored defined benefit pension plans. The plan in the United Kingdom was underfunded by $85 million and $69 million at January 31, 2015 and 2014, respectively. The plan in Japan was underfunded by $223 million and $281 million at January 31, 2015 and 2014, respectively. These underfunded amounts are recorded as liabilities in the Company's Consolidated Balance Sheets in deferred income taxes and other. Certain other international operations also have defined benefit arrangements that are not significant.
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2015, 2014 and 2013:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Defined contribution plans:
U.S.	$898	$877	$818
International	167	165	166
Defined benefit plans:
International	5	20	26
Total contribution expense for retirement-related benefits	$1,070	$1,062	$1,010